Financial instruments - Fair values and risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 7,008.9	€ 6,732.5	€ 8,117.1
Current derivative financial liabilities	38.6	79.2	1,050.0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Total Fair Value	5,040.0	5,621.9	4,726.3
Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	6,970.3	6,646.9	6,886.6
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	7.6	59.8	1,230.5
Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Total financial liabilities	31.0	25.8
Current maturities of debt
Disclosure of financial liabilities [line items]
Total financial liabilities	1,224.5	1,725.9	382.3
Current maturities of debt | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Total Fair Value	1,224.5	1,725.9	382.3
Current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	1,224.5	1,725.9	382.3
Non-current maturities of debt
Disclosure of financial liabilities [line items]
Total financial liabilities	3,714.6	3,517.8	3,583.0
Non-current maturities of debt | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Total Fair Value	3,727.7	3,630.5	3,113.5
Non-current maturities of debt | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	3,714.6	3,517.8	3,583.0
Foriegn currency forward contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	31.0	65.8	2.2
Foriegn currency forward contracts | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Total Fair Value	31.0	65.8	2.2
Foriegn currency forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities		40.0	2.2
Foriegn currency forward contracts | Fair value through Profit & Loss
Disclosure of financial liabilities [line items]
Total financial liabilities	31.0	25.8
Jet fuel and carbon derivative contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	7.6	19.8	1,228.3
Jet fuel and carbon derivative contracts | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Total Fair Value	7.6	19.8	1,228.3
Jet fuel and carbon derivative contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	7.6	19.8	1,228.3
Trade payables
Disclosure of financial liabilities [line items]
Total financial liabilities			1,368.2
Trade payables | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities			1,368.2
Trade payables (Current)
Disclosure of financial liabilities [line items]
Total financial liabilities	1,029.0	336.0
Trade payables (Current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	1,029.0	336.0
Trade payables (Non-current)
Disclosure of financial liabilities [line items]
Total financial liabilities	49.2	179.9
Trade payables (Non-current) | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of financial liabilities [line items]
Total Fair Value	49.2	179.9
Trade payables (Non-current) | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	49.2	179.9
Accrued expenses
Disclosure of financial liabilities [line items]
Total financial liabilities	953.0	887.3	1,553.1
Accrued expenses | Liabilities at Amortised Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 953.0	€ 887.3	€ 1,553.1